Income Tax (Details 2)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Schedule of income tax rate reconciliation
US statutory rates	34.00%	34.00%
Tax rate difference	(4.00%)	(4.00%)
Research and development grant income	34.00%	(28.00%)
Research and development grant eligible expenditure	(31.00%)	25.00%
Research and development grant eligible amortization	(29.00%)	27.00%
USA losses	(65.00%)
Tax expenses at actual rate	(61.00%)	54.00%
Australia [Member]
Schedule of income tax rate reconciliation
US statutory rates	34.00%	34.00%
Tax rate difference	(4.00%)	(4.00%)
Research and development grant income	(30.00%)	(28.00%)
Research and development grant eligible expenditure	28.00%	24.00%
Research and development grant eligible amortization	25.00%	27.00%
USA losses
Tax expenses at actual rate	53.00%	54.00%
USA [Member]
Schedule of income tax rate reconciliation
US statutory rates	34.00%
Tax rate difference
Research and development grant income
Research and development grant eligible expenditure
Research and development grant eligible amortization
USA losses	(34.00%)
Tax expenses at actual rate